QUARTERLY DATA (UNAUDITED)	12 Months Ended
Aug. 31, 2013
Quarterly Financial Data [Abstract]
QUARTERLY DATA (UNAUDITED)
QUARTERLY DATA (UNAUDITED)
The following tables also include financial data for the fiscal year quarters in 2013 and 2012 which have been adjusted for discontinued operations.

(Dollars in millions, except per share amounts)
	1st	2nd	3rd	4th
2013	Quarter	Quarter	Quarter	Quarter	Total
Net Sales	$2,939	$5,472	$4,248	$2,202	$14,861
Gross Profit	1,397	3,070	2,262	924	7,653
Income (Loss) from Continuing Operations Attributable to Monsanto Company	332	1,479	909	(249)	2,471
Income on Discontinued Operations	7	4	—	—	11
Net Income (Loss)	349	1,483	932	(239)	2,525
Net Income (Loss) Attributable to Monsanto Company	$339	$1,483	$909	$(249)	$2,482
Basic Earnings (Loss) per Share Attributable to Monsanto Company:(1)
Income (Loss) from continuing operations	$0.62	$2.77	$1.70	$(0.47)	$4.63
Income on discontinued operations	0.01	0.01	—	—	0.02
Net Income (Loss) Attributable to Monsanto Company	$0.63	$2.78	$1.70	$(0.47)	$4.65
Diluted Earnings (Loss) per Share Attributable to Monsanto Company:(1)
Income (Loss) from continuing operations	$0.62	$2.73	$1.68	$(0.47)	$4.58
Income on discontinued operations	0.01	0.01	—	—	0.02
Net Income (Loss) Attributable to Monsanto Company	$0.63	$2.74	$1.68	$(0.47)	$4.60
2012
Net Sales	$2,439	$4,748	$4,219	$2,098	$13,504
Gross Profit	1,096	2,705	2,363	881	7,045
Income (Loss) from Continuing Operations Attributable to Monsanto Company	126	1,204	939	(230)	2,039
Income (Loss) on Discontinued Operations	—	7	(2)	1	6
Net Income (Loss)	134	1,212	966	(219)	2,093
Net Income (Loss) Attributable to Monsanto Company	$126	$1,211	$937	$(229)	$2,045
Basic Earnings (Loss) per Share Attributable to Monsanto Company:(1)
Income (Loss) from continuing operations	$0.24	$2.25	$1.76	$(0.43)	$3.82
Income (Loss) on discontinued operations	—	0.02	—	(0.01)	0.01
Net Income (Loss) Attributable to Monsanto Company	$0.24	$2.27	$1.76	$(0.44)	$3.83
Diluted Earnings (Loss) per Share Attributable to Monsanto Company:(1)
Income (Loss) from continuing operations	$0.23	$2.23	$1.74	$(0.42)	$3.78
Income on discontinued operations	—	0.01	—	—	0.01
Net Income (Loss) Attributable to Monsanto Company	$0.23	$2.24	$1.74	$(0.42)	$3.79

(1)
Because Monsanto reported a loss from continuing operations in the fourth quarter 2013 and 2012, generally accepted accounting principles require diluted loss per share to be calculated using weighted-average common shares outstanding, excluding common stock equivalents. As a result, the quarterly earnings (loss) per share may not total to the full-year amount.